BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Going concern (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Total operating loss	₺ (724,977)	₺ (5,112,750)	₺ (6,776,633)
Accumulated deficit	(12,147,145)	(12,147,568)
Operating cash	5,019,115	706,816	(47,393)
Cash and cash equivalents	₺ 5,500,000	₺ 8,676,955	₺ 10,321,986